Pension and other benefits	12 Months Ended
Dec. 31, 2012
Pension and other benefits

23    Pension and other benefits

The Company has both defined benefit (“DB”) and defined contribution (“DC”) pension plans. At December 31, 2012, the Canadian pension plans represent approximately 99% of total combined pension plan assets and approximately 98% of total combined pension plan obligations.

The DB plans provide for pensions based principally on years of service and compensation rates near retirement. Pensions for Canadian pensioners are partially indexed to inflation. Annual employer contributions to the DB plans, which are actuarially determined, are made on the basis of being not less than the minimum amounts required by federal pension supervisory authorities.

The Company has other benefit plans including post-retirement health and life insurance for pensioners, and post-employment long-term disability and workers’ compensation benefits, which are based on Company-specific claims. At December 31, 2012, the Canadian other benefits plans represent approximately 95% of total combined other plan obligations.

The Finance Committee of the Board of Directors has approved an investment policy that establishes long-term asset mix targets which take into account the Company’s expected risk tolerances. Pension plan assets are managed by a suite of independent investment managers, with the allocation by manager reflecting these asset mix targets. Most of the assets are actively managed with the objective of outperforming applicable capital market indices. In accordance with the investment policy, derivative instruments may be used to replicate stock market index returns, to partially hedge foreign currency exposures and to reduce asset/liability interest rate mismatch risk. At December 31, 2012, derivatives were primarily being used to partially hedge foreign currency exposures. The investment policy was revised effective April 1, 2011 to prohibit the managers from investing in securities of the Company or its subsidiaries; they are permitted to retain any such securities acquired prior to such date, subject to statutory requirements.

To develop the expected long-term rate of return assumption used in the calculation of net periodic benefit cost applicable to the market-related value of assets, the Company considers the expected composition of the plans’ assets, past experience and future estimates of long-term investment returns. Future estimates of investment returns reflect the expected annual yield on applicable fixed income capital market indices, the long-term expected risk premium (relative to long-term government bond yields) for public equity, real estate and infrastructure securities and the expected added value (relative to applicable capital market indices) from active management of pension fund assets.

The Company has elected to use a market-related value of assets for the purpose of calculating net periodic benefit cost, developed from a five-year average of market values for the plans’ public equity securities (with each prior year’s market value adjusted to the current date for assumed investment income during the intervening period) plus the market value of the plans’ fixed income, real estate and infrastructure securities.

The benefit obligation is discounted using a discount rate that is a blended interest rate for a portfolio of high-quality corporate debt instruments with matching cash flows. The discount rate is determined by management with the aid of third-party actuaries.

The elements of net periodic benefit cost for DB pension plans and other benefits recognized in the year included the following components:

	Pensions			Other benefits
(in millions of Canadian dollars)	2012	2011	2010	2012	2011	2010

Current service cost (benefits earned by employees in the year)	$131	$105	$86	$19	$17	$16
Interest cost on benefit obligation	452	460	464	24	26	28
Expected return on fund assets	(752)	(674)	(598)	–	(1)	(1)
Recognized net actuarial loss	208	142	71	3	8	2
Amortization of prior service costs	2	13	13	–	(1)	(2)

Net periodic benefit cost	$41	$46	$36	$46	$49	$43

Information about the Company’s DB pension plans and other benefits, in aggregate, is as follows:

	Pensions		Other benefits
(in millions of Canadian dollars)	2012	2011	2012	2011

Change in projected benefit obligation:
Benefit obligation at January 1	$10,099	$8,984	$536	$494
Current service cost	131	105	19	17
Interest cost	452	460	24	26
Employee contributions	58	60	–	–
Benefits paid	(525)	(471)	(35)	(35)
Foreign currency changes	(4)	3	(1)	–
Plan amendments and other	(11)	(3)	–	7
Actuarial loss	447	961	(8)	27

Projected benefit obligation at December 31	$10,647	$10,099	$535	$536

Change in fund assets:
Fair value of fund assets at January 1	$9,215	$8,310	$11	$11
Actual return on fund assets	916	621	(1)	–
Employer contributions	102	693	34	35
Employee contributions	58	60	–	–
Benefits paid	(525)	(471)	(35)	(35)
Foreign currency changes	(3)	2	–	–

Fair value of fund assets at December 31	$9,763	$9,215	$9	$11

Funded status – plan deficit	$(884)	$(884)	$(526)	$(525)

Amounts recognized in the Company’s Consolidated Balance Sheet are as follows:

	Pensions		Other benefits
(in millions of Canadian dollars)	2012	2011	2012	2011

Accounts payable and accrued liabilities	$8	$–	$36	$37
Pension and other benefit liabilities	876	884	490	488

Total amount recognized	$884	$884	$526	$525

The defined benefit pension plans’ accumulated benefit obligation as at December 31, 2012 was $10,122 million (2011 – $9,618 million). The accumulated benefit obligation is calculated on a basis similar to the projected benefit obligation, except no future salary increases are assumed in the projection of future benefits.

The measurement date used to determine the plan assets and the accrued benefit obligation is December 31st. The most recent actuarial valuation for pension funding purposes for the Company’s main Canadian pension plan was performed as at January 1, 2012. During 2013, the Company expects to file a new valuation with the pension regulator.

During the first quarter of 2013, the Board of Directors of the Company approved certain changes to the Canadian defined benefit pension plan which, if implemented as proposed, are expected to take effect in 2013 and will reduce the Canadian defined benefit pension’s liability by approximately $127 million.

Amounts recognized in accumulated other comprehensive loss are as follows:

	Pensions		Other benefits
(in millions of Canadian dollars)	2012	2011	2012	2011

Net actuarial loss:
Other than deferred investment losses	$3,761	$3,063	$108	$119
Deferred investment losses	40	665	–	–
Prior service cost	(11)	1	5	4
Deferred income tax	(1,045)	(1,030)	(30)	(34)

Total	$2,745	$2,699	$83	$89

The unamortized actuarial loss and the unamortized prior service cost included in “Accumulated other comprehensive loss” that is expected to be recognized in net periodic benefit cost during 2013 are $267 million and a recovery of $2 million, respectively, for pensions and $6 million and $nil, respectively, for other post-retirement benefits.

Weighted-average actuarial assumptions used were approximately:

(percentages)	2012		2011		2010

Benefit obligation at December 31:
Discount rate	4.28		4.55		5.20
Projected future salary increases	3.00		3.00		3.00
Health care cost trend rate	8.00	(1)	8.00	(1)	8.00	(2)
Benefit cost for year ended December 31:
Discount rate	4.55		5.20		5.90
Expected rate of return on fund assets	7.75		7.75		7.75
Projected future salary increases	3.00		3.00		3.00
Health care cost trend rate	8.00	(1)	8.00	(2)	8.50	(2)

(1) The health care cost trend rate is assumed to be 8.0% in 2013 (8.0% in 2012), and then decreasing by 0.5% per year to an ultimate rate of 5.0% per year in 2019 and thereafter.

(2) The health care cost trend rate was previously projected to decrease by 0.5% per year to approximately 5.0% per year in 2017.

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage-point change in the assumed health care cost trend rate would have the following effects:

(in millions of Canadian dollars) Favourable (unfavourable)	One percentage point increase	One percentage point decrease

Effect on the total of service and interest costs	(1)	1
Effect on post-retirement benefit obligation	(8)	8

Plan assets

Plan assets are recorded at fair value. The major asset categories are public equity securities, debt securities, and real estate and infrastructure funds. The fair values of the public equity and debt securities are primarily based on quoted market prices. Real estate values are based on annual valuations performed by external parties, taking into account current market conditions and recent sales transactions where practical and appropriate. Infrastructure values are based on the fair value of each fund’s assets as calculated by the fund manager, generally using a discounted cash flow analysis that takes into account current market conditions and recent sales transactions where practical and appropriate.

The Company’s pension plan asset allocation, the current weighted average asset allocation targets and the current weighted average policy range for each major asset class, were as follows:

	Current asset allocation target	Current policy range	Percentage of plan assets at December 31
Asset allocation (percentage)			2012	2011

Public equity securities	45.7	30 – 51	45.9	40.1
Debt securities	42.3	39 – 53	42.7	49.2
Real estate and infrastructure	12.0	10 – 17	11.4	10.7

Total			100.0	100.0

The following is a summary of the assets of the Company’s defined benefit pension plans at fair values at December 31, 2012 and a comparative summary at December 31, 2011:

(in millions of Canadian dollars) December 31, 2012	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant unobservable inputs
	(Level 1)	(Level 2)	(Level 3)	Total

Cash and cash equivalents	$70	$7	$–	$77
Government bonds(1)	–	2,810	–	2,810
Corporate bonds(1)	–	1,249	–	1,249
Mortgages(1)	–	34	–	34
Public equities
• Canada	1,130	28	–	1,158
• U.S. and international	3,316	13	–	3,329
Real estate(2)	–	–	779	779
Infrastructure(2)	–	–	333	333
Derivative liabilities(3)	–	(6)	–	(6)

	$4,516	$4,135	$1,112	$9,763

December 31, 2011
Cash and cash equivalents	$48	$299	$–	$347
Government bonds(1)	–	2,839	–	2,839
Corporate bonds(1)	–	1,264	–	1,264
Mortgages(1)	–	18	4	22
Public equities
• Canada	882	81	–	963
• U.S. and international	2,310	30	–	2,340
Real estate(2)	–	–	691	691
Infrastructure(2)	–	–	294	294
Derivative assets(3)	–	455	–	455

	$3,240	$4,986	$989	$9,215

(1) Government & Corporate Bonds:

Fair values for bonds are based on market prices supplied by external vendors. When a market price is not available from independent sources, the bonds are valued at the last available price.

Mortgages: The fair value measurement of $34 million (2011 – $18 million) of mortgages categorized as Level 2 is based on current market yields of financial instruments of similar maturity, coupon and risk factors.

(2) Real Estate:

The fair value of real estate investments of $779 million (2011 – $691 million) is based on property appraisals which use a number of approaches that typically include a discounted cash flow analysis, a direct capitalization income method and/or a direct comparison approach. Appraisals of real estate investments are generally performed semi-annually by qualified external accredited appraisers.

Infrastructure:

Infrastructure fund values of $333 million (2011 – $294 million) are based on the fair value of the fund assets as calculated by the fund manager, generally using a discounted cash flow analysis that takes into account current market conditions and recent sales transactions where practical and appropriate.

(3) The Company’s pension funds may utilize the following derivative instruments: equity futures to replicate equity index returns (Level 2); currency forwards to partially hedge foreign currency exposures (Level 2); bond forwards to reduce asset/liability interest rate risk exposures (Level 2); interest rate swaps to manage duration and interest rate risk (Level 2); credit default swaps to manage credit risk (Level 2); and options to manage interest rate risk and volatility (Level 2). At December 31, 2012 the pension funds’ utilization of derivatives was primarily currency forwards.

During 2011 and 2012 the portion of the assets of the Company’s defined benefit pension plans measured at fair value using unobservable inputs (Level 3) changed as follows:

(in millions of Canadian dollars)	Mortgages	Real estate	Infrastructure	Total

As at January 1, 2011	$5	$620	$254	$879
Contributions	–	7	17	24
Disbursements	(2)	(10)	–	(12)
Net realized gains	–	4	–	4
Increase in net unrealized gains	1	70	23	94

As at December 31, 2011	$4	$691	$294	$989
Contributions	–	39	27	66
Disbursements	(1)	(36)	–	(37)
Net transfer out of Level 3	(3)	–	–	(3)
Net realized gains	–	19	–	19
Increase in net unrealized gains	–	66	12	78

As at December 31, 2012	$–	$779	$333	$1,112

The Company’s expected long-term target return is 7.75%, net of all fees and expenses. In identifying the asset allocation ranges, consideration was given to the long-term nature of the underlying plan liabilities, the solvency and going-concern financial position of the plan, long-term return expectations and the risks associated with key asset classes as well as the relationships of returns on key asset classes with each other, inflation and interest rates. When advantageous and with due consideration, derivative instruments may be utilized, provided the total value of the underlying assets represented by financial derivatives, excluding currency forwards, is limited to 30% of the market value of the fund.

When investing in foreign securities, the plans are exposed to foreign currency risk. Most of the plans’ non-Canadian public equity and infrastructure foreign currency exposures are 50% hedged. Most of the plans’ debt securities and all of the plans’ real estate holdings are Canadian-dollar denominated. Net of the above hedging, the plans were 10% exposed to the U.S. dollar, 6% exposed to European currencies, and 6% exposed to various other currencies, as at December 31, 2012.

At December 31, 2012, fund assets consisted primarily of listed stocks and bonds, including 6.91% Secured Equipment Notes issued by the Company at a par value of $2 million (2011 – $2 million) and a market value of $3 million (2011 – $3 million), and 6.25% Unsecured Notes issued by the Company at a par value of $2 million (2011 – $2 million) and a market value of $2 million (2011 – $2 million).

Cash flows

In 2012, the Company contributed $107 million to its pension plans (2011 – $698 million; 2010 – $840 million), including $5 million to the defined contribution plans (2011 – $5 million; 2010 – $3 million), $89 million to the Canadian registered and U.S. qualified defined benefit pension plans (2011 – $696 million; 2010 – $829 million), and $13 million to the Canadian non-registered supplemental pension plan (2011 – $3 million net refund; 2010 – $8 million contribution). Contributions to the Canadian registered defined benefit plan included voluntary prepayments of $600 million in 2011 and $650 million in 2010. In addition, the Company made payments directly to employees, their beneficiaries or estates or to third-party benefit administrators of $35 million in 2012 (2011 – $35 million; 2010 – $34 million) with respect to other benefits.

Total contributions for all of the Company’s defined benefit pension plans are expected to be in the range of $100 million to $125 million in 2013.

Estimated future benefit payments

The estimated future defined benefit pension and other benefit payments to be paid by the plans for each of the next five years and the subsequent five-year period are as follows:

(in millions of Canadian dollars)	Pensions	Other benefits

2013	$477	$38
2014	499	37
2015	517	37
2016	536	37
2017	556	37
2018 – 2022	3,041	178

The benefit payments from the Canadian registered and U.S. qualified defined benefit pension plans are payable from their respective pension funds. Benefit payments from the supplemental pension plan and from the other benefits plans are payable directly from the Company.

Defined contribution plan

Canadian non-unionized employees hired prior to July 1, 2010 had the option to participate in the Canadian DC plan. All Canadian non-unionized employees hired after such date must participate in this plan. Employee contributions are based on a percentage of salary. The Company matches employee contributions to a maximum percentage each year.

Effective July 1, 2010, a new U.S. DC plan was established. All U.S. non-unionized employees hired after such date must participate in this plan. Employees do not contribute to the plan. The Company annually contributes a percentage of salary.

The DC plans provide a pension based on total employee and employer contributions plus investment income earned on those contributions.

In 2012, the net cost of the DC plans, which generally equals the employer’s required contribution, was $5 million (2011 – $5 million; 2010 – $3 million).

Contributions to multi-employer plans

Some of the Company’s unionized employees in the U.S. are members of a U.S. national multi-employer benefit plan. Contributions made by the Company to this plan in 2012 in respect of post-retirement medical benefits were $6 million (2011 – $6 million; 2010 – $5 million).